Inventories - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Inventories [Abstract]
Inventories, recognized as expense	kr 68,838	kr (60,362)
Inventory obsolescence allowances	kr 5,716	kr 3,676	kr 3,627